Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 18.5%
738,520	Acrisure LLC 8.931% (1-Month Term SOFR+350 basis points), 2/15/2027[2,3,4]	$720,981
493,750	AI Aqua Merger Sub, Inc. 9.082% (1-Month USD Libor+400 basis points), 7/30/2028[2,3,4]	485,166
712,885	Alliance Laundry Systems LLC 8.932% (3-Month Term SOFR+350 basis points), 10/8/2027[2,3,4]	712,504
738,693	Alliant Holdings Intermediate LLC 8.931% (1-Month USD Libor+350 basis points), 11/6/2027[2,3,4]	737,043
500,000	American Rock Salt Co. LLC 12.681% (1-Month Term SOFR+725 basis points), 6/11/2029[2,4]	437,500
498,750	Amynta Agency Borrower, Inc. 10.416% (1-Month Term SOFR+500 basis points), 2/28/2028[2,3,4]	499,099
492,500	AP Gaming I LLC 9.540% (1-Month Term SOFR+400 basis points), 2/15/2029[2,3,4]	491,453
497,494	Apple Bidco LLC 9.316% (1-Month Term SOFR+400 basis points), 9/23/2028[2,3,4]	497,143
740,372	AppLovin Corp. 8.416% (1-Month Term SOFR+300 basis points), 8/18/2030[2,3,4]	738,917
500,000	Aretec Group, Inc. 5.500% (1-Month Term SOFR+450 basis points), 8/9/2030[2,3,4,5,6]	486,875
	Asurion LLC
750,000	10.681% (1-Month Term SOFR+525 basis points), 2/3/2028[2,3,4]	654,375
161,091	9.416% (3-Month Term SOFR+400 basis points), 8/19/2028[2,3,4]	154,077
740,530	Autokiniton U.S. Holdings, Inc. 9.931% (1-Month Term SOFR+450 basis points), 4/6/2028[2,3,4]	728,497
744,375	Barracuda Networks, Inc. 9.869% (1-Month Term SOFR+450 basis points), 8/15/2029[2,3,4]	711,623
699,894	Birkenstock U.S. BidCo, Inc. 8.877% (1-Month Term SOFR+375 basis points), 4/28/2028[2,3,4]	699,456
463,568	Brightview Landscapes LLC 8.619% (1-Month Term SOFR+325 basis points), 4/22/2029[2,3,4]	463,858
292,500	CCI Buyer, Inc. 9.390% (3-Month Term SOFR+400 basis points), 12/17/2027[2,3,4]	286,711
150,000	CCS-CMGC Holdings, Inc. 14.684% (3-Month USD Libor+900 basis points), 10/1/2026[2,3,4]	89,266
500,000	Century DE Buyer LLC 4.000% (1-Month Term SOFR+400 basis points), 9/27/2030[2,3,4,5,6]	497,188
750,000	CHG Healthcare Services, Inc. 9.145% (1-Month Term SOFR+375 basis points), 9/30/2028[2,3,4]	744,491
737,123	CP Atlas Buyer, Inc. 9.166% (1-Month Term SOFR+350 basis points), 11/23/2027[2,4]	686,601
500,000	CPM Holdings, Inc. 9.818% (1-Month Term SOFR+450 basis points), 9/28/2028[2,3,4]	500,375

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
746,251	Creative Artists Agency LLC 8.816% (1-Month Term SOFR+350 basis points), 11/26/2028[2,3,4]	$744,647
800,000	Dedalus Finance GmbH 7.712% (6-Month Euribor+375 basis points), 5/31/2027[2,4]	807,648
740,434	Deerfield Dakota Holding LLC 9.140% (3-Month Term SOFR+375 basis points), 4/9/2027[2,3,4]	716,062
738,693	Dotdash Meredith, Inc. 9.415% (1-Month Term SOFR+400 basis points), 12/1/2028[2,3,4]	701,759
738,722	EAB Global, Inc. 9.131% (3-Month USD Libor+350 basis points), 8/16/2028[2,3,4]	728,221
729,375	ECI Macola/Max Holding LLC 9.402% (3-Month Term SOFR+375 basis points), 11/9/2027[2,3,4]	726,487
500,000	EnergySolutions LLC 9.382% (1-Month Term SOFR+400 basis points), 9/18/2030[2,3,4]	498,000
746,114	Ensemble RCM LLC 9.219% (1-Month Term SOFR+375 basis points), 8/1/2026[2,3,4]	746,748
748,101	EP Purchaser LLC 9.152% (3-Month Term SOFR+350 basis points), 11/4/2028[2,3,4]	725,658
625,566	EW Scripps Co. 8.431% (1-Month Term SOFR+300 basis points), 1/7/2028[2,3,4]	601,519
738,750	Fertitta Entertainment LLC 9.316% (1-Month Term SOFR+400 basis points), 1/27/2029[2,3,4]	723,583
746,250	Filtration Group Corp. 9.681% (1-Month Term SOFR+425 basis points), 10/24/2028[2,3,4]	747,414
737,384	Flexera Software LLC 9.181% (1-Month Term SOFR+375 basis points), 3/3/2028[2,3,4]	729,626
703,125	Forest City Enterprises LP 8.931% (1-Month Term SOFR+350 basis points), 12/7/2025[2,3,4]	635,780
348,726	Generation Bridge Northeast LLC 9.566% (1-Month Term SOFR+425 basis points), 8/7/2029[2,3,4]	349,090
583,590	Great Outdoors Group LLC 9.181% (1-Month Term SOFR+375 basis points), 3/5/2028[2,3,4]	580,246
500,000	GTCR W Merger Sub LLC 3.000% (1-Month Term SOFR+300 basis points), 9/20/2030[3,4,5,6]	497,083
750,000	HireRight Holdings Corp. 9.386% (1-Month Term SOFR+400 basis points), 9/28/2030[2,3,4]	743,437
500,000	HUB International Ltd. 9.584% (1-Month Term SOFR+425 basis points), 6/20/2030[2,3,4]	500,335
744,275	Hudson River Trading LLC 8.631% (1-Month Term SOFR+300 basis points), 3/18/2028[2,3,4]	734,659
677,990	Idera, Inc. 9.272% (1-Month Term SOFR+375 basis points), 3/2/2028[2,3,4]	666,129
750,000	INEOS Enterprises Holdings U.S. Finco LLC 9.272% (1-Month Term SOFR+375 basis points), 7/7/2030[2,4]	736,875

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
460,740	INEOS U.S. Finance LLC 9.166% (1-Month Term SOFR+375 basis points), 11/8/2027[2,3,4]	$456,423
448,875	INEOS U.S. Petrochem LLC 9.166% (1-Month Term SOFR+375 basis points), 3/1/2030[2,3,4]	438,775
500,000	Isolved, Inc. 9.484% (1-Month Term SOFR+400 basis points), 10/5/2030[2,3,4]	498,750
637,049	Ivanti Software, Inc. 9.907% (3-Month Term SOFR+425 basis points), 12/1/2027[2,3,4]	568,168
656,721	Kestrel Acquisition LLC 9.681% (1-Month Term SOFR+425 basis points), 6/30/2025[2,3,4]	647,366
740,625	Light & Wonder International, Inc. 8.535% (1-Month Term SOFR+300 basis points), 4/14/2029[2,3,4]	740,858
	Lightstone Holdco LLC
700,439	11.066% (1-Month Term SOFR+575 basis points), 1/30/2027[2,3,4]	659,638
39,616	11.066% (1-Month Term SOFR+575 basis points), 1/30/2027[2,3,4]	37,308
744,332	Medline Borrower LP 8.681% (1-Month Term SOFR+325 basis points), 10/21/2028[2,3,4]	740,380
748,125	MH Sub I LLC 9.566% (1-Month Term SOFR+425 basis points), 5/3/2028[2,3,4]	716,173
738,402	Minotaur Acquisition, Inc. 10.166% (1-Month Term SOFR+500 basis points), 3/29/2026[2,3,4]	736,453
750,000	Mitchell International, Inc. 11.946% (1-Month Term SOFR+650 basis points), 10/15/2029[2,3,4]	700,901
740,578	NAB Holdings LLC 8.540% (3-Month Term SOFR+300 basis points), 11/23/2028[2,3,4]	736,679
541,582	NFP Corp. 8.681% (1-Month Term SOFR+325 basis points), 2/13/2027[2,4]	532,172
498,750	Northriver Midstream Finance LP 8.395% (1-Month Term SOFR+300 basis points), 8/16/2030[2,3,4,7]	497,969
500,000	Nouryon USA LLC 9.434% (1-Month Term SOFR+400 basis points), 4/3/2028[2,3,4]	489,688
	OMNIA Partners LLC
42,936	4.250% (1-Month Term SOFR+425 basis points), 7/25/2030[2,3,4,5,6]	42,936
457,064	9.628% (1-Month Term SOFR+425 basis points), 7/25/2030[2,3,4]	457,064
738,722	OneDigital Borrower LLC 9.666% (3-Month Term SOFR+425 basis points), 11/16/2027[2,4]	738,105
736,292	Peraton Corp. 9.166% (1-Month Term SOFR+375 basis points), 2/1/2028[2,3,4]	723,753
716,322	Petco Health & Wellness Co., Inc. 8.902% (3-Month Term SOFR+325 basis points), 3/4/2028[2,3,4]	701,598
740,554	PODS LLC 8.431% (1-Month Term SOFR+300 basis points), 3/31/2028[2,3,4]	707,229

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
100,000	Prairie ECI Acquiror LP 10.166% (1-Month Term SOFR+475 basis points), 3/11/2026[2,3,4]	$99,864
738,750	Pre-Paid Legal Services, Inc. 8.931% (1-Month Term SOFR+375 basis points), 12/15/2028[2,3,4]	723,580
750,000	Project Alpha Intermediate Holding, Inc. 5.250% (1-Month Term SOFR+475 basis points), 10/26/2030[2,3,4,5,6]	729,611
750,000	Project Boost Purchaser LLC 4.000% (1-Month Term SOFR+350 basis points), 5/30/2026[2,3,4,5,6]	746,437
303,453	Prometric Holdings, Inc. 10.695% (3-Month Term SOFR+300 basis points), 1/29/2025[3,4]	300,570
738,693	RealPage, Inc. 8.431% (1-Month Term SOFR+300 basis points), 4/22/2028[2,3,4]	723,188
736,842	Red Planet Borrower LLC 9.166% (1-Month Term SOFR+375 basis points), 9/30/2028[2,3,4]	689,603
750,000	Redstone Holdco 2 LP 13.180% (1-Month Term SOFR+775 basis points), 8/6/2029[2,3,4]	475,500
	Renaissance Holdings Corp.
750,000	10.066% (3-Month USD Libor+325 basis points), 5/30/2025[2,3,4]	740,393
17,978	12.431% (1-Month USD Libor+700 basis points), 5/29/2026[2,3,4]	17,974
740,900	Reverb Buyer, Inc. 8.772% (3-Month Term SOFR+350 basis points), 11/1/2028[2,3,4]	692,627
750,000	Rocket Software, Inc. 10.078% (1-Month Term SOFR+475 basis points), 10/5/2028[2,3,4]	736,969
750,000	Severin Acquisition LLC 8.599% (1-Month Term SOFR+300 basis points), 8/1/2025[2,3,4]	750,067
982,925	Surf Holdings LLC 8.956% (1-Month Term SOFR+350 basis points), 3/5/2027[2,3,4]	978,163
342,720	Thryv, Inc. 13.931% (1-Month Term SOFR+850 basis points), 3/1/2026[2,3,4]	343,576
898,272	Traverse Midstream Partners LLC 9.216% (6-Month Term SOFR+425 basis points), 9/27/2024[2,3,4]	897,711
463,074	UGI Energy Services LLC 8.666% (1-Month Term SOFR+325 basis points), 2/22/2030[2,3,4]	463,254
740,360	UKG, Inc. 9.219% (3-Month Term SOFR+375 basis points), 5/3/2026[2,3,4]	739,790
740,625	Univision Communications, Inc. 9.640% (3-Month Term SOFR+425 basis points), 6/24/2029[2,3,4]	740,625
744,260	Vertiv Group Corp. 8.179% (1-Month Term SOFR+275 basis points), 3/2/2027[2,3,4]	743,843
588,000	Vision Solutions, Inc. 9.640% (3-Month Term SOFR+400 basis points), 5/28/2028[2,3,4]	561,614
652,614	WaterBridge Midstream Operating LLC 11.363% (3-Month Term SOFR+575 basis points), 6/21/2026[2,3,4]	653,521

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
738,722	Whatabrands LLC 8.431% (1-Month Term SOFR+325 basis points), 8/3/2028[2,3,4]	$732,908
738,608	Zelis Payments Buyer, Inc. 8.931% (1-Month Term SOFR+350 basis points), 9/30/2026[2,3,4]	739,379
	Total Bank Loans
	(Cost $54,584,612)	54,253,358
	BONDS — 83.0%
	ASSET-BACKED SECURITIES — 74.7%
	522 Funding CLO Ltd.
1,000,000	Series 2020-6A, Class F, 13.714% (3-Month Term SOFR+830.16 basis points), 10/23/2034[3,4,8]	846,567
1,500,000	Series 2019-5A, Class ER, 12.154% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,386,302
1,000,000	ALM Ltd. Series 2020-1A, Class D, 11.655% (3-Month Term SOFR+626.16 basis points), 10/15/2029[3,4,8]	966,145
1,400,000	Anchorage Credit Funding Ltd. Series 2015-1A, Class ERV, 6.700%, 7/28/2037[3,8]	1,134,312
1,050,000	Annisa CLO Series 2016-2A, Class DR, 8.677% (3-Month Term SOFR+326.16 basis points), 7/20/2031[3,4,8]	1,022,199
	Apidos CLO
1,250,000	Series 2017-28A, Class D, 11.177% (3-Month Term SOFR+576.16 basis points), 1/20/2031[3,4,8]	1,095,300
500,000	Series 2015-20A, Class DR, 11.355% (3-Month Term SOFR+596.16 basis points), 7/16/2031[3,4,8]	440,800
	Apidos CLO
1,500,000	Series 2018-29A, Class C, 8.390% (3-Month Term SOFR+301.16 basis points), 7/25/2030[3,4,8]	1,442,800
1,250,000	Series 2017-28A, Class C, 8.177% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,8]	1,191,342
	Ares CLO Ltd.
750,000	Series 2017-42A, Class E, 11.724% (3-Month Term SOFR+631.16 basis points), 1/22/2028[3,4,8]	709,005
650,000	Series 2015-38A, Class DR, 8.177% (3-Month Term SOFR+276.16 basis points), 4/20/2030[3,4,8]	615,329
1,700,000	Series 2018-50A, Class D, 8.555% (3-Month Term SOFR+316.16 basis points), 1/15/2032[3,4,8]	1,630,348
2,000,000	Series 2021-62A, Class SUB, 0.000%, 1/25/2034[3,8,9]	1,210,055
1,000,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 12.877% (3-Month Term SOFR+746.16 basis points), 10/20/2034[3,4,8]	878,515

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
500,000	Bain Capital Credit CLO Series 2018-1A, Class D, 8.374% (3-Month Term SOFR+296.16 basis points), 4/23/2031[3,4,8]	$459,391
1,000,000	Bain Capital Credit CLO Ltd. Series 2021-7A, Class D, 8.924% (3-Month Term SOFR+351.16 basis points), 1/22/2035[3,4,8]	955,320
	Ballyrock CLO Ltd.
1,500,000	Series 2019-2A, Class CR, 8.791% (3-Month Term SOFR+341.16 basis points), 11/20/2030[3,4,8]	1,493,796
750,000	Series 2019-1A, Class DR, 12.405% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,8]	727,945
1,100,000	Series 2023-23A, Class D, 13.548% (3-Month Term SOFR+817 basis points), 4/25/2036[3,4,8]	1,100,490
	Barings CLO Ltd.
1,500,000	Series 2017-1A, Class E, 11.657% (3-Month Term SOFR+626.16 basis points), 7/18/2029[3,4,8]	1,450,235
1,000,000	Series 2017-1A, Class F, 13.107% (3-Month Term SOFR+771.16 basis points), 7/18/2029[3,4,8]	793,562
1,000,000	Series 2016-2A, Class DR2, 8.827% (3-Month Term SOFR+341.16 basis points), 1/20/2032[3,4,8]	961,343
	Barings CLO Ltd.
1,000,000	Series 2018-4A, Class D, 8.555% (3-Month Term SOFR+316.16 basis points), 10/15/2030[3,4,8]	979,059
1,000,000	Series 2015-2A, Class DR, 8.627% (3-Month Term SOFR+321.16 basis points), 10/20/2030[3,4,8]	962,559
1,000,000	Series 2015-IA, Class DR, 8.277% (3-Month Term SOFR+286.16 basis points), 1/20/2031[3,4,8]	940,063
1,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 7.606% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	1,466,680
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 9.110% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,8]	461,232
1,000,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 8.427% (3-Month Term SOFR+301.16 basis points), 4/20/2031[3,4,8]	955,610
	Benefit Street Partners CLO Ltd.
1,000,000	Series 2013-IIIA, Class DR, 12.277% (3-Month Term SOFR+686.16 basis points), 7/20/2029[3,4,8]	971,820
1,050,000	Series 2017-12A, Class C, 8.705% (3-Month Term SOFR+331.16 basis points), 10/15/2030[3,4,8]	1,041,981

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2017-12A, Class D, 12.065% (3-Month Term SOFR+667.16 basis points), 10/15/2030[3,4,8]	$922,987
500,000	Series 2015-8A, Class DR, 11.277% (3-Month Term SOFR+586.16 basis points), 1/20/2031[3,4,8]	423,759
1,250,000	Series 2018-14A, Class E, 11.027% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	1,122,446
1,000,000	Series 2019-18A, Class DR, 9.055% (3-Month Term SOFR+366.16 basis points), 10/15/2034[3,4,8]	962,601
1,500,000	Series 2020-21A, Class ER, 12.355% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,8]	1,468,121
1,000,000	Series 2019-18A, Class ER, 12.405% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,8]	980,122
1,000,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 9.890% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,8]	982,557
750,000	Bryant Park Funding Ltd. Series 2023-21A, Class E, 13.955% (3-Month Term SOFR+847 basis points), 10/18/2036[3,4,8]	735,911
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 8.402% (3-Month Term SOFR+301.16 basis points), 1/30/2031[3,4,8]	470,661
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	Series 2014-4RA, Class D, 11.305% (3-Month Term SOFR+591.16 basis points), 7/15/2030[3,4,8]	856,309
750,000	Series 2014-1A, Class DR, 8.264% (3-Month Term SOFR+286.16 basis points), 4/17/2031[3,4,8]	707,997
1,500,000	Series 2014-2RA, Class C, 8.426% (3-Month Term SOFR+306.16 basis points), 5/15/2031[3,4,8]	1,421,683
1,000,000	Carlyle Global Market Strategies Euro CLO Series 2022-5X, Class A2B, 6.500%, 10/25/2035[3]	1,060,437
2,000,000	CIFC European Funding CLO Series 3X, Class D, 7.565% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	2,028,642
	CIFC Funding Ltd.
2,000,000	Series 2015-3A, Class ER, 10.608% (3-Month Term SOFR+521.16 basis points), 4/19/2029[3,4,8]	1,814,459
1,000,000	Series 2017-4A, Class D, 11.760% (3-Month Term SOFR+636.16 basis points), 10/24/2030[3,4,8]	932,010
1,500,000	Series 2013-4A, Class DRR, 8.449% (3-Month Term SOFR+306.16 basis points), 4/27/2031[3,4,8]	1,448,478
1,000,000	Series 2013-4A, Class ERR, 11.099% (3-Month Term SOFR+571.16 basis points), 4/27/2031[3,4,8]	909,584

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
500,000	Series 2018-3A, Class E, 11.157% (3-Month Term SOFR+576.16 basis points), 7/18/2031[3,4,8]	$462,690
1,000,000	Series 2016-1A, Class D2RR, 9.924% (3-Month Term SOFR+451.16 basis points), 10/21/2031[3,4,8]	997,500
1,000,000	Clear Creek CLO Series 2015-1A, Class DR, 8.627% (3-Month Term SOFR+321.16 basis points), 10/20/2030[3,4,8]	974,389
	Crestline Denali CLO Ltd.
750,000	Series 2018-1A, Class D, 8.277% (3-Month Term SOFR+286.16 basis points), 1/20/2030[3,4,8]	692,605
1,250,000	Series 2017-1A, Class D, 9.407% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,8]	1,232,039
1,000,000	Series 2016-1A, Class DR, 9.024% (3-Month Term SOFR+361.16 basis points), 10/23/2031[3,4,8]	925,777
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 7.298% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	1,714,563
1,000,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 8.405% (3-Month Term SOFR+301.16 basis points), 4/15/2031[3,4,8]	925,972
	Dryden CLO Ltd.
4,000,000	Series 2020-86A, Class SUB, 0.000%, 7/17/2030[3,8,9]	1,975,591
750,000	Series 2018-65A, Class D, 8.757% (3-Month Term SOFR+336.16 basis points), 7/18/2030[3,4,8]	714,989
995,000	Series 2018-57A, Class D, 8.176% (3-Month Term SOFR+281.16 basis points), 5/15/2031[3,4,8]	926,028
330,000	Series 2018-57A, Class E, 10.826% (3-Month Term SOFR+546.16 basis points), 5/15/2031[3,4,8]	279,443
1,000,000	Series 2020-77A, Class ER, 11.511% (3-Month Term SOFR+613.16 basis points), 5/20/2034[3,4,8]	885,587
1,000,000	Series 2020-77A, Class FR, 13.231% (3-Month Term SOFR+785.16 basis points), 5/20/2034[3,4,8]	815,232
1,000,000	Series 2022-106A, Class D, 11.094% (3-Month Term SOFR+570 basis points), 10/15/2035[3,4,8]	1,019,515
	Dryden Euro CLO
1,000,000	Series 2021-91X, Class D, 8.825% (3-Month Euribor+485 basis points), 4/18/2035[3,4]	1,022,448
1,250,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	1,341,769
1,000,000	Dryden Euro CLO B.V. Series 2013-29X, Class B2RE, 2.050%, 7/15/2032[3]	942,552

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Dryden Senior Loan Fund
2,500,000	Series 2013-30A, Class DR, 8.226% (3-Month Term SOFR+286.16 basis points), 11/15/2028[3,4,8]	$2,401,376
1,000,000	Series 2013-30A, Class FR, 12.876% (3-Month Term SOFR+751.16 basis points), 11/15/2028[3,4,8]	822,748
750,000	Series 2014-36A, Class DR3, 9.345% (3-Month Term SOFR+395.16 basis points), 4/15/2029[3,4,8]	739,829
1,875,000	Series 2015-38A, Class DR, 8.655% (3-Month Term SOFR+326.16 basis points), 7/15/2030[3,4,8]	1,782,829
750,000	Series 2016-45A, Class DR, 8.805% (3-Month Term SOFR+341.16 basis points), 10/15/2030[3,4,8]	730,906
	Eaton Vance CLO Ltd.
1,075,000	Series 2015-1A, Class DR, 8.177% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,8]	1,018,047
850,000	Series 2015-1A, Class ER, 11.277% (3-Month Term SOFR+586.16 basis points), 1/20/2030[3,4,8]	733,473
500,000	Series 2014-1RA, Class E, 11.355% (3-Month Term SOFR+596.16 basis points), 7/15/2030[3,4,8]	431,248
1,250,000	Series 2018-1A, Class D, 8.855% (3-Month Term SOFR+346.16 basis points), 10/15/2030[3,4,8]	1,196,096
1,500,000	Series 2013-1A, Class D3R, 12.455% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,8]	1,419,586
1,000,000	Series 2020-2A, Class ER, 12.155% (3-Month Term SOFR+676.16 basis points), 1/15/2035[3,4,8]	970,902
	Elmwood CLO Ltd.
1,000,000	Series 2019-2A, Class DR, 8.677% (3-Month Term SOFR+326.16 basis points), 4/20/2034[3,4,8]	983,112
600,000	Series 2019-3A, Class FR, 13.417% (3-Month Term SOFR+800.16 basis points), 10/20/2034[3,4,8]	552,000
	Flatiron CLO Ltd.
5,425,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,8,9]	2,354,112
3,500,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,8,9]	1,609,154
750,000	Flatiron RR CLO LLC Series 2021-2A, Class E, 11.855% (3-Month Term SOFR+646.16 basis points), 10/15/2034[3,4,8]	711,064
	Galaxy CLO Ltd.
1,320,000	Series 2017-23A, Class E, 11.810% (3-Month Term SOFR+641.16 basis points), 4/24/2029[3,4,8]	1,266,854
1,250,000	Series 2017-24A, Class D, 8.105% (3-Month Term SOFR+271.16 basis points), 1/15/2031[3,4,8]	1,211,136
1,125,000	Series 2017-24A, Class E, 11.155% (3-Month Term SOFR+576.16 basis points), 1/15/2031[3,4,8]	1,055,370

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2023-32A, Class E, 0.000% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,8,10]	$990,000
1,000,000	Generate CLO Ltd. Series 4A, Class ER, 12.427% (3-Month Term SOFR+701.16 basis points), 4/20/2032[3,4,8]	992,103
	Generate CLO Ltd.
1,250,000	Series 2A, Class DR, 8.274% (3-Month Term SOFR+286.16 basis points), 1/22/2031[3,4,8]	1,218,109
750,000	Series 2A, Class F, 12.924% (3-Month Term SOFR+751.16 basis points), 1/22/2031[3,4,8]	684,917
1,250,000	Series 7A, Class D, 9.474% (3-Month Term SOFR+406.16 basis points), 1/22/2033[3,4,8]	1,249,374
1,000,000	Series 9A, Class E, 12.527% (3-Month Term SOFR+711.16 basis points), 10/20/2034[3,4,8]	978,671
1,000,000	Series 6A, Class ER, 12.474% (3-Month Term SOFR+706.16 basis points), 1/22/2035[3,4,8]	976,544
2,000,000	Series 2023-11A, Class D, 11.166% (3-Month Term SOFR+575 basis points), 4/20/2035[3,4,8]	2,040,692
2,000,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 12.055% (3-Month Term SOFR+666.16 basis points), 10/15/2030[3,4,8]	1,771,174
750,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 9.243% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	707,316
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2020-7A, Class FR, 13.427% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,8]	849,417
750,000	Series 2021-10A, Class F, 13.467% (3-Month Term SOFR+805.16 basis points), 7/20/2034[3,4,8]	635,070
	GoldenTree Loan Opportunities Ltd.
2,000,000	Series 2014-9A, Class ER2, 11.312% (3-Month Term SOFR+592.16 basis points), 10/29/2029[3,4,8]	2,000,464
1,500,000	Series 2016-12A, Class ER, 11.074% (3-Month Term SOFR+566.16 basis points), 7/21/2030[3,4,8]	1,382,105
1,000,000	Series 2015-11A, Class FR2, 12.107% (3-Month Term SOFR+671.16 basis points), 1/18/2031[3,4,8]	848,366
500,000	Greenwood Park CLO Ltd. Series 2018-1A, Class E, 10.605% (3-Month Term SOFR+521.16 basis points), 4/15/2031[3,4,8]	418,100
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 9.335% (3-Month Euribor+552 basis points), 11/21/2031[3,4]	948,842

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Grippen Park CLO Ltd.
4,000,000	Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,8,9]	$804,452
1,000,000	Series 2017-1A, Class E, 11.377% (3-Month Term SOFR+596.16 basis points), 1/20/2030[3,4,8]	952,122
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 5.265% (3-Month Euribor+130 basis points), 10/15/2031[3,4,8]	1,017,726
	Highbridge Loan Management Ltd.
850,000	Series 3A-2014, Class CR, 9.257% (3-Month Term SOFR+386.16 basis points), 7/18/2029[3,4,8]	838,190
1,250,000	Series 5A-2015, Class DRR, 8.805% (3-Month Term SOFR+341.16 basis points), 10/15/2030[3,4,8]	1,157,211
3,500,000	Series 12A-18, Class SUB, 0.000%, 7/18/2031[3,8,9]	1,543,594
2,360,000	Series 12A-18, Class D, 10.807% (3-Month Term SOFR+541.16 basis points), 7/18/2031[3,4,8]	2,154,279
	HPS Loan Management Ltd.
500,000	Series 8A-2016, Class ER, 11.177% (3-Month Term SOFR+576.16 basis points), 7/20/2030[3,4,8]	432,287
1,500,000	Series 6A-2015, Class CR, 8.131% (3-Month Term SOFR+276.16 basis points), 2/5/2031[3,4,8]	1,402,588
2,000,000	Series 15A-19, Class ER, 12.212% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	1,855,883
1,000,000	Invesco CLO Ltd. Series 2022-3A, Class D, 10.412% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8]	1,006,420
1,500,000	Invesco U.S. CLO Ltd. Series 2023-1A, Class E, 13.772% (3-Month Term SOFR+836 basis points), 4/22/2035[3,4,8]	1,507,359
750,000	LCM LP Series 18A, Class DR, 8.477% (3-Month Term SOFR+306.16 basis points), 4/20/2031[3,4,8]	660,287
	Madison Park Funding Ltd.
1,334,322	Series 12A, Class ER, 10.924% (3-Month Term SOFR+551.16 basis points), 4/22/2027[3,4,8]	1,332,719
1,250,000	Series 2015-19A, Class CR, 7.824% (3-Month Term SOFR+241.16 basis points), 1/22/2028[3,4,8]	1,234,879
1,000,000	Series 2015-19A, Class ER, 11.774% (3-Month Term SOFR+636.16 basis points), 1/22/2028[3,4,8]	952,393
1,750,000	Series 2014-13A, Class ER, 11.408% (3-Month Term SOFR+601.16 basis points), 4/19/2030[3,4,8]	1,691,035
1,000,000	Series 2014-13A, Class FR, 13.608% (3-Month Term SOFR+821.16 basis points), 4/19/2030[3,4,8]	929,203

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2017-26A, Class DR, 8.652% (3-Month Term SOFR+326.16 basis points), 7/29/2030[3,4,8]	$989,107
875,000	Magnetite Ltd. Series 2016-18A, Class ER, 10.876% (3-Month Term SOFR+551.16 basis points), 11/15/2028[3,4,8]	841,231
	Magnetite Ltd.
1,000,000	Series 2014-8A, Class ER2, 11.305% (3-Month Term SOFR+591.16 basis points), 4/15/2031[3,4,8]	961,427
1,050,000	Series 2015-12A, Class FR, 13.605% (3-Month Term SOFR+821.16 basis points), 10/15/2031[3,4,8]	912,627
1,500,000	Series 2015-14RA, Class F, 13.587% (3-Month Term SOFR+819.16 basis points), 10/18/2031[3,4,8]	1,327,605
1,000,000	Series 2023-39A, Class D, 9.535% (3-Month Term SOFR+415 basis points), 10/25/2033[3,4,8,10]	1,000,000
750,000	Series 2022-35A, Class ER, 12.628% (3-Month Term SOFR+725 basis points), 10/25/2036[3,4,8]	750,000
800,000	Milos CLO Ltd. Series 2017-1A, Class ER, 11.827% (3-Month Term SOFR+641.16 basis points), 10/20/2030[3,4,8]	725,533
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2021-1A, Class E, 12.424% (3-Month Term SOFR+701.16 basis points), 10/20/2034[3,4,8]	950,996
1,250,000	Series 2022-16A, Class E, 12.244% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	1,221,001
1,250,000	Series 2022-17A, Class E, 13.316% (3-Month Term SOFR+790 basis points), 7/20/2035[3,4,8]	1,260,678
1,000,000	Series 2022-18A, Class E, 13.916% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	1,016,216
1,000,000	Series 2023-19A, Class E, 14.156% (3-Month Term SOFR+890 basis points), 7/20/2036[3,4,8]	1,009,931
750,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 9.595% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,8]	725,656
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER, 11.724% (3-Month Term SOFR+632.16 basis points), 10/17/2030[3,4,8]	910,352
5,000,000	Series 2015-20A, Class SUB, 0.000%, 7/15/2034[3,8,9]	1,858,029
	Neuberger Berman Loan Advisers CLO Ltd.
1,500,000	Series 2018-27A, Class E, 10.855% (3-Month Term SOFR+546.16 basis points), 1/15/2030[3,4,8]	1,403,193
1,250,000	Series 2017-24A, Class E, 11.678% (3-Month Term SOFR+628.16 basis points), 4/19/2030[3,4,8]	1,157,444

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 6.985% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	$980,620
1,000,000	New Mountain CLO Ltd. Series CLO-3A, Class E, 12.277% (3-Month Term SOFR+686.16 basis points), 10/20/2034[3,4,8]	979,113
	New Mountain CLO Ltd.
1,175,000	Series CLO-2A, Class E, 12.015% (3-Month Term SOFR+662.16 basis points), 4/15/2034[3,4,8]	1,139,182
1,500,000	Series CLO-1A, Class ER, 12.335% (3-Month Term SOFR+694.16 basis points), 10/15/2034[3,4,8]	1,474,440
500,000	Series CLO-4A, Class E, 13.566% (3-Month Term SOFR+815 basis points), 4/20/2036[3,4,8]	502,315
1,250,000	Newark BSL CLO Ltd. Series 2017-1A, Class CR, 8.790% (3-Month Term SOFR+341.16 basis points), 7/25/2030[3,4,8]	1,207,958
1,250,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 10.427% (3-Month Term SOFR+501.16 basis points), 4/20/2034[3,4,8]	1,257,681
	OCP CLO Ltd.
1,000,000	Series 2017-14A, Class C, 8.241% (3-Month Term SOFR+286.16 basis points), 11/20/2030[3,4,8]	962,500
2,050,000	Series 2014-5A, Class CR, 8.541% (3-Month Term SOFR+316.16 basis points), 4/26/2031[3,4,8]	1,890,795
500,000	Series 2020-8RA, Class D, 12.664% (3-Month Term SOFR+726.16 basis points), 1/17/2032[3,4,8]	481,497
1,250,000	Series 2020-18A, Class ER, 12.107% (3-Month Term SOFR+669.16 basis points), 7/20/2032[3,4,8]	1,177,822
1,000,000	Series 2019-17A, Class ER, 12.177% (3-Month Term SOFR+676.16 basis points), 7/20/2032[3,4,8]	941,714
1,000,000	Series 2016-12A, Class ER2, 12.545% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	956,050
1,000,000	Series 2021-22A, Class D, 8.777% (3-Month Term SOFR+336.16 basis points), 12/2/2034[3,4,8]	937,609
1,000,000	Series 2021-22A, Class E, 12.277% (3-Month Term SOFR+686.16 basis points), 12/2/2034[3,4,8]	931,164
1,000,000	Series 2023-28A, Class E, 13.820% (3-Month Term SOFR+840 basis points), 7/16/2036[3,4,8]	1,003,824
1,000,000	Octagon 70 Alto Ltd. Series 2023-1A, Class E, 12.065% (3-Month Term SOFR+666 basis points), 10/20/2036[3,4,8]	962,042

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A, Class CRR, 9.555% (3-Month Term SOFR+416.16 basis points), 7/15/2029[3,4,8]	$968,182
1,500,000	Series 2013-1A, Class DR2, 8.140% (3-Month Term SOFR+276.16 basis points), 1/25/2031[3,4,8]	1,397,618
1,000,000	Series 2018-18A, Class C, 8.355% (3-Month Term SOFR+296.16 basis points), 4/16/2031[3,4,8]	948,803
750,000	Series 2020-1A, Class ER, 11.927% (3-Month Term SOFR+651.16 basis points), 7/20/2034[3,4,8]	686,683
1,500,000	Series 2020-4A, Class ER, 12.455% (3-Month Term SOFR+706.16 basis points), 1/15/2035[3,4,8]	1,366,284
1,000,000	OSD CLO Ltd. Series 2021-23A, Class E, 11.664% (3-Month Term SOFR+626.16 basis points), 4/17/2031[3,4,8]	935,663
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 11.744% (3-Month Term SOFR+634.16 basis points), 10/17/2029[3,4,8]	1,399,557
1,000,000	Series 2017-16A, Class C, 9.183% (3-Month Term SOFR+381.16 basis points), 5/16/2030[3,4,8]	984,907
1,250,000	Series 2018-22A, Class C, 8.314% (3-Month Term SOFR+291.16 basis points), 1/17/2031[3,4,8]	1,186,148
1,750,000	Series 2014-6A, Class CS, 8.794% (3-Month Term SOFR+339.16 basis points), 4/17/2031[3,4,8]	1,664,962
1,500,000	Series 2018-20A, Class C, 8.627% (3-Month Term SOFR+321.16 basis points), 4/20/2031[3,4,8]	1,381,545
	Post CLO Ltd.
1,500,000	Series 2022-1A, Class E, 12.166% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	1,385,257
2,000,000	Series 2023-1A, Class E, 13.316% (3-Month Term SOFR+790 basis points), 4/20/2036[3,4,8]	1,972,521
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 12.274% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,8]	670,433
	Recette CLO Ltd.
1,000,000	Series 2015-1A, Class YRR, 0.100%, 4/20/2034[3,8]	28,584
1,750,000	Series 2015-1A, Class FRR, 14.147% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,8]	1,456,079
	Regatta Funding Ltd.
1,132,500	Series 2018-4A, Class D, 12.140% (3-Month Term SOFR+676.16 basis points), 10/25/2031[3,4,8]	1,026,422
750,000	Series 2016-1A, Class ER2, 12.059% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,8]	674,075

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2023-2A, Class D, 9.535% (3-Month Term SOFR+525 basis points), 1/25/2037[3,4,8]	$1,000,000
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 14.167% (3-Month Term SOFR+877.16 basis points), 1/18/2034[3,4,8]	521,946
	Rockford Tower CLO Ltd.
1,125,000	Series 2017-2A, Class ER, 11.905% (3-Month Term SOFR+651.16 basis points), 10/15/2029[3,4,8]	1,059,794
1,400,000	Series 2020-1A, Class E, 12.577% (3-Month Term SOFR+716.16 basis points), 1/20/2032[3,4,8]	1,343,039
1,500,000	RR15 Ltd. Series 2021-15A, Class C, 8.555% (3-Month Term SOFR+316.16 basis points), 4/15/2036[3,4,8]	1,441,515
1,000,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 8.525% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,8]	903,763
5,121,212	Signal Peak CLO Ltd. Series 2017-4A, Class SUB, 0.000%, 10/26/2034[3,8,9]	1,681,353
	Sound Point CLO Ltd.
1,500,000	Series 2017-3A, Class C, 8.677% (3-Month Term SOFR+326.16 basis points), 10/20/2030[3,4,8]	1,327,420
875,000	Series 2018-2A, Class D, 8.641% (3-Month Term SOFR+326.16 basis points), 7/26/2031[3,4,8]	757,096
1,500,000	Series 2019-1A, Class DR, 9.177% (3-Month Term SOFR+376.16 basis points), 1/20/2032[3,4,8]	1,348,197
1,000,000	Series 2019-3A, Class DR, 9.140% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,8]	900,718
1,000,000	Stratus CLO Ltd. Series 2021-2A, Class F, 13.037% (3-Month Term SOFR+762.16 basis points), 12/28/2029[3,4,8]	955,758
	Stratus CLO Ltd.
750,000	Series 2021-2A, Class D, 8.327% (3-Month Term SOFR+291.16 basis points), 12/28/2029[3,4,8]	732,861
650,000	Series 2021-1A, Class F, 12.927% (3-Month Term SOFR+751.16 basis points), 12/29/2029[3,4,8]	618,679
1,000,000	Series 2022-1A, Class E, 12.916% (3-Month Term SOFR+750 basis points), 7/20/2030[3,4,8]	998,703
1,000,000	Symphony CLO Ltd. Series 2016-18A, Class DR, 8.924% (3-Month Term SOFR+351.16 basis points), 7/23/2033[3,4,8]	952,734

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	TCI-Flatiron CLO Ltd.
1,000,000	Series 2017-1A, Class E, 11.988% (3-Month Term SOFR+661.16 basis points), 11/18/2030[3,4,8]	$993,352
1,000,000	Series 2016-1A, Class DR3, 8.403% (3-Month Term SOFR+300 basis points), 1/17/2032[3,4,8]	980,139
1,500,000	Series 2016-1A, Class ER3, 11.653% (3-Month Term SOFR+625 basis points), 1/17/2032[3,4,8]	1,446,045
750,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 12.105% (3-Month Term SOFR+671.16 basis points), 7/15/2030[3,4,8]	600,824
1,000,000	Thayer Park CLO Ltd. Series 2017-1A, Class ER, 14.547% (3-Month Term SOFR+913.16 basis points), 4/20/2034[3,4,8]	831,867
2,350,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 8.607% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,8]	2,150,368
938,000	TICP CLO Ltd. Series 2016-5A, Class ER, 11.414% (3-Month Term SOFR+601.16 basis points), 7/17/2031[3,4,8]	845,814
	Voya CLO Ltd.
750,000	Series 2015-1A, Class CR, 8.007% (3-Month Term SOFR+261.16 basis points), 1/18/2029[3,4,8]	723,122
500,000	Series 2013-1A, Class CR, 8.605% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,8]	456,695
2,000,000	Series 2016-3A, Class CR, 8.907% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,8]	1,818,633
1,000,000	Series 2020-2A, Class ER, 12.058% (3-Month Term SOFR+666.16 basis points), 7/19/2034[3,4,8]	958,641
1,000,000	Series 2019-4A, Class ER, 12.365% (3-Month Term SOFR+697.16 basis points), 1/15/2035[3,4,8]	913,614
750,000	Series 2022-1A, Class E, 12.886% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	719,525
1,000,000	Series 2022-3A, Class ER, 13.416% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,8]	999,960
1,500,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,432,385
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 9.074% (3-Month Term SOFR+366.16 basis points), 10/22/2031[3,4,8]	654,293
	Total Asset-Backed Securities
	(Cost $230,531,136)	219,551,219

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.098%, 5/10/2044[3,8,9]	$149,966
1,000,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	749,451
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.755%, 8/10/2031[3,8,9]	152,250
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	120,876
	Total Commercial Mortgage-Backed Securities
	(Cost $2,030,566)	1,172,543
	CORPORATE — 7.9%
	BASIC MATERIALS — 0.2%
500,000	INEOS Quattro Finance 2 PLC 2.500%, 1/15/2026[3]	493,984
	COMMUNICATIONS — 0.7%
665,000	Global Switch Finance B.V. 1.375%, 10/7/2030[3]	586,935
665,000	Matterhorn Telecom S.A. 3.125%, 9/15/2026[3]	658,978
500,000	Nexstar Media, Inc. 5.625%, 7/15/2027[3,8]	450,350
700,000	Scripps Escrow, Inc. 5.875%, 7/15/2027[3,8]	523,887
		2,220,150
	CONSUMER, CYCLICAL — 1.4%
650,000	Air Canada 3.875%, 8/15/2026[3,7,8]	592,051
570,000	Churchill Downs, Inc. 4.750%, 1/15/2028[3,8]	511,133
525,000	Dana Financing Luxembourg Sarl 8.500%, 7/15/2031[3]	568,690
830,000	International Game Technology PLC 6.250%, 1/15/2027[3,7,8]	809,667
850,000	Pinnacle Bidco PLC 8.250%, 10/11/2028[3]	873,716
775,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, 3/1/2030[3,8]	667,209
		4,022,466

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL — 1.3%
800,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125%, 10/15/2026[3,7,8]	$740,924
400,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125%, 7/31/2026[3,7,8]	385,448
525,000	House of HR Group B.V. 9.000%, 11/3/2029[3]	542,839
560,000	LifePoint Health, Inc. 5.375%, 1/15/2029[3,8]	339,826
700,000	Option Care Health, Inc. 4.375%, 10/31/2029[3,8]	585,815
570,000	Perrigo Finance Unlimited Co. 4.375%, 3/15/2026[3,7]	535,678
650,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/1/2026[3,8]	601,185
		3,731,715
	ENERGY — 1.3%
725,000	Energy Transfer LP 6.500% (USD 5 Year Tsy+569.4 basis points), 11/15/2026[3,9,11]	658,430
575,000	Genesis Energy LP / Genesis Energy Finance Corp. 6.250%, 5/15/2026[3]	548,574
550,000	Hess Midstream Operations LP 5.125%, 6/15/2028[3,8]	508,358
300,000	Murray Energy Corp. 11.250%, 10/17/2027*,3,8,10,12	—
590,000	Nabors Industries Ltd. 7.250%, 1/15/2026[3,7,8]	554,739
900,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,13]	780,300
865,000	Northriver Midstream Finance LP 5.625%, 2/15/2026[3,7,8]	818,792
		3,869,193
	FINANCIAL — 0.4%
750,000	Acrisure LLC / Acrisure Finance, Inc. 7.000%, 11/15/2025[3,8]	728,208
550,000	Emeria SASU 7.750%, 3/31/2028[3]	536,428
		1,264,636
	INDUSTRIAL — 1.0%
526,000	Carriage Purchaser, Inc. 7.875%, 10/15/2029[3,8]	390,341

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
620,000	GFL Environmental, Inc. 5.125%, 12/15/2026[3,7,8]	$588,999
755,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,8]	698,773
760,000	Standard Industries, Inc. 5.000%, 2/15/2027[3,8]	703,332
800,000	Trivium Packaging Finance B.V. 8.500%, 8/15/2027[3,7,8]	668,738
		3,050,183
	TECHNOLOGY — 1.0%
850,000	Banff Merger Sub, Inc. 8.375%, 9/1/2026[3]	879,092
750,000	Camelot Finance S.A. 4.500%, 11/1/2026[3,7,8]	694,135
600,000	Presidio Holdings, Inc. 8.250%, 2/1/2028[3,8]	568,379
875,000	Virtusa Corp. 7.125%, 12/15/2028[3,8]	693,257
		2,834,863
	UTILITIES — 0.6%
685,000	Calpine Corp. 5.000%, 2/1/2031[3,8]	553,194
700,000	Pike Corp. 5.500%, 9/1/2028[3,8]	599,302
535,000	Talen Energy Supply LLC 8.625%, 6/1/2030[3,8]	544,153
		1,696,649
	Total Corporate
	(Cost $24,030,980)	23,183,839
	Total Bonds
	(Cost $256,592,682)	243,907,601

Number of Shares
COMMON STOCKS — 0.1%
FINANCIAL — 0.1%
6,869	SL Green Realty Corp. - REIT	201,193

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
10,700	Vornado Realty Trust - REIT	$205,440
		406,633
	Total Common Stocks
	(Cost $1,048,246)	406,633
	SHORT-TERM INVESTMENTS — 8.4%
24,793,284	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 5.16%[14,15]	$24,793,284
	Total Short-Term Investments
	(Cost $24,793,284)	24,793,284
	TOTAL INVESTMENTS — 110.0%
	(Cost $337,018,824)	323,360,876
	Liabilities in Excess of Other Assets — (10.0)%	(29,287,880)
	TOTAL NET ASSETS — 100.0%	$294,072,996

Principal Amount[1]
	SECURITIES SOLD SHORT — (0.5)%
	BONDS — (0.5)%
	CORPORATE — (0.5)%
	COMMUNICATIONS — (0.2)%
(600,000)	Telenet Finance Luxembourg Notes Sarl 3.500%, 3/1/2028[3]	(579,886)
	CONSUMER, CYCLICAL — (0.2)%
(510,000)	TUI Cruises GmbH 6.500%, 5/15/2026[3]	(501,852)
	CONSUMER, NON-CYCLICAL — (0.1)%
(340,000)	Upbound Group, Inc. 6.375%, 2/15/2029[3,8]	(292,750)
	Total Corporate
	(Proceeds $1,405,195)	(1,374,488)
	Total Bonds
	(Proceeds $1,405,195)	(1,374,488)
	Total Securities Sold Short
	(Proceeds $1,405,195)	$(1,374,488)

EUR – Euro

REIT – Real Estate Investment Trusts

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

*	Non-income producing security.
[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $223,670,753 which represents 76.06% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.68% of Net Assets. The total value of these securities is $1,990,000.
[11]	Perpetual security.
[12]	Security is in default.
[13]	Convertible security.
[14]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $1,993,820, which represents 0.68% of total net assets of the Fund.
[15]	The rate is the annualized seven-day yield at period end.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

		Pay/(b)
	Rating(a)	Receive				Premium	Unrealized
Counterparty/	(Moody’s/	Fixed	Fixed/Rate	Expiration	Notional	Paid	Appreciation/
Reference Entity	S&P)	Rate	Frequency	Date	Amount	(Received)	(Depreciation)	Value
Morgan Stanley
Markit CDX NA High Yield
CDSI Series 41 Index	Unrated	Receive	5%/Quarterly	12/20/28	$3,500,000	$99,750	$44,700	$144,450
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$99,750	$44,700	$144,450

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at October 31, 2023.

(b)	If Palmer Square Opportunistic Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Opportunistic Income Fund is receiving a fixed rate, Palmer Square Opportunistic Income Fund acts as guarantor of the variable instrument.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

			Currency	Value At		Unrealized
		Currency	Amount	Settlement	Value At	Appreciation
Purchase Contracts	Counterparty	Exchange	Purchased	Date	October 31, 2023	(Depreciation)
Euro	JP Morgan	EUR per USD	1,355,625	$1,435,713	$1,439,462	$3,749
				$1,435,713	$1,439,462	$3,749

			Currency	Value At		Unrealized
		Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Sold	Date	October 31, 2023	(Depreciation)
Euro	JP Morgan	EUR per USD	(19,287,875)	$(20,776,866)	$(20,480,488)	$296,378
				$(20,776,866)	$(20,480,488)	$296,378
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(19,341,153)	$(19,041,026)	$300,127

EUR – Euro

USD – U.S. Dollar